Schedule of borrowings by type and classification (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Current Total		$ 4,671	₨ 354,376	₨ 127,878
Non-Current Total		$ 55	4,204	3,177
Borrowings, carrying amount			358,580	131,055
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Current Total			2,977	3,754
Non-Current Total			4,204	3,177
Borrowings, carrying amount			₨ 7,181	6,931
Vehicle Loan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings Interest Rate		7.25%	7.25%
Borrowings Maturity		2021
Vehicle Loan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings Interest Rate		9.50%	9.50%
Borrowings Maturity		2027
Factoring [Member]
IfrsStatementLineItems [Line Items]
Current Total			₨ 351,399	124,124
Borrowings Maturity		On demand
Borrowings, carrying amount			₨ 351,399	₨ 124,124
Borrowings Interest Rate Basis	[1]	Floating rate

[1]	3M MCLR + 1% spread